Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Assets
Investments in real estate, net		$ 17,830,254	$ 19,580,358
Investments in real estate debt		852,461	1,589,350
Investments in unconsolidated real estate ventures		420,861	456,002
Cash and cash equivalents		281,512	294,984
Restricted cash		241,422	245,651
Other assets		1,365,479	947,629
Total assets		20,991,989	23,113,974
Liabilities and Equity
Mortgage notes and secured credit facilities, net	[1],[2]	12,744,587	13,028,910
Secured financings on investment in real estate debt, net		467,988	762,352
Unsecured line of credit		1,362,000	907,500
Other liabilities		447,095	484,358
Subscriptions received in advance		1,113	13,225
Due to affiliates		275,601	320,957
Total liabilities		15,298,384	15,517,302
Commitments and contingencies
Redeemable non-controlling interests		434,878	459,862
Equity
Preferred stock, $0.01 par value per share,100,000,000 shares authorized;none issued and outstanding as of December 31, 2024 and December 31, 2023
Additional paid-in capital		8,932,123	9,641,219
Accumulated other comprehensive loss		(50,756)	(15,729)
Accumulated deficit and cumulative distributions		(3,691,379)	(2,537,302)
Total stockholders' equity		5,194,006	7,092,496
Non-controlling interests in consolidated joint ventures		64,721	44,314
Total equity		5,258,727	7,136,810
Total liabilities and equity		20,991,989	23,113,974
Common Stock Class T
Equity
Common stock value		51	53
Common Stock Class S
Equity
Common stock value		1,814	1,950
Common Stock Class D
Equity
Common stock value		259	275
Common Stock Class I
Equity
Common stock value		$ 1,894	$ 2,030

[1]	Excludes a $12.6 million mortgage loan on a property classified as held-for-sale as of December 31, 2024. As of December 31, 2023, there were no properties, and their related mortgage loans, that met the criteria to be classified as held-for-sale.
[2]	The majority of the Company’s mortgages contain prepayment provisions including (but not limited to) lockout periods, yield or spread maintenance provisions and fixed penalties.